SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Preferred Equity Units (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,650	$ 1,622
Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.25%
Subsidiary preferred equity units	$ 574	562
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.50%
Subsidiary preferred equity units	$ 546	537
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.75%
Subsidiary preferred equity units	$ 530	$ 523
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,800		$ 1,800